Operating segment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Operating Segments
Year Ended December 31, 2018
	Oyu Tolgoi	Corporate and other eliminations	Consolidated

Revenue	$1,180,022	$-	$1,180,022
Cost of sales	(777,248)	-	(777,248)

Gross margin	402,774	-	402,774

Operating expenses	(284,063)	49,991	(234,072)
Corporate administration expenses	-	(24,370)	(24,370)
Other income	7,105	14	7,119
Income before finance items and taxes	125,816	25,635	151,451

Finance items
Finance income	46,993	107,675	154,668
Finance costs	(388,388)	335,899	(52,489)

Income (loss) from operations before taxes	$(215,579)	$469,209	$253,630

Income and other taxes	165,803	(25,159)	140,644

Income (loss) for the year	$(49,776)	$444,050	$394,274

Depreciation and depletion	211,201	-	211,201
Capital additions	1,684,732	-	1,684,732
Current assets	409,733	3,116,854	3,526,587
Non-current assets	9,447,857	337,543	9,785,400
Current liabilities	508,551	25,855	534,406
Non-current liabilities	9,695,964	(5,329,167)	4,366,796
Net increase in cash	67,599	90,685	158,284

(a)

Revenue by geographic destination is based on the ultimate country of destination, if known. If the destination of the concentrate sold through traders is not known, then revenue is allocated to the location of the concentrate at the time when revenue is recognized. During the year ended December 31, 2018, principally all of Oyu Tolgoi’s revenue arose from concentrate sales to customers in China and revenue from individual customers in excess of 10% of Oyu Tolgoi’s revenue was $209.6 million, $145.1 million and $127.8 million (December 31, 2017 - $195.6 million, $187.7 million, $168.1 million and $124.9 million).

All long-lived assets of the Oyu Tolgoi segment, other than financial instruments, are located in Mongolia.

	Year Ended December 31, 2017
	Oyu Tolgoi	Corporate and other eliminations	Consolidated

Revenue	$939,780	$-	$939,780
Cost of sales	(763,798)	-	(763,798)

Gross margin	175,982	-	175,982

Operating expenses	(238,967)	37,506	(201,461)
Corporate administration expenses	-	(21,999)	(21,999)
Other income	736	729	1,465

Income (loss) before finance items and taxes	(62,249)	16,236	(46,013)

Finance items
Finance income	64,309	91,969	156,278
Finance costs	(373,639)	220,289	(153,350)

Income (loss) from operations before taxes	$(371,579)	$328,494	$(43,085)

Income and other taxes	164,758	(10,745)	154,013

Income (loss) for the period	$(206,821)	$317,749	$110,928

Depreciation and depletion	307,572	32	307,604
Capital additions	1,253,253	-	1,253,253
Current assets	391,696	2,773,456	3,165,152
Non-current assets	7,814,976	1,853,191	9,668,167
Current liabilities	480,065	23,402	503,467
Non-current liabilities	8,538,758	(4,228,130)	4,310,628
Net increase (decrease) in cash	(40,662)	67,691	27,029